Vessels, Net - Schedule of Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Vessel Cost
Beginning Balance	$ 1,357,460	$ 1,312,076
Transfer from Advances for vessels	62,336	59,265
Transfer to Assets held for sale		(13,881)
Vessels sale	(152,174)
Ending Balance	1,267,622	1,357,460
Accumulated Depreciation
Beginning Balance	(415,296)	(367,370)
Transfer to Assets held for sale		6,343
Depreciation	(52,142)	(54,269)
Vessels sale	64,207
Ending Balance	(403,231)	(415,296)
Net Book Value
Beginning Balance	942,164	944,706
Transfer from Advances for vessels	62,336	59,265
Transfer to Assets held for sale		(7,538)
Depreciation	(52,142)	(54,269)
Vessels sale	(87,967)
Ending Balance	$ 864,391	$ 942,164